Selected Quarterly Results of Operations (Unaudited)	12 Months Ended
Sep. 30, 2025
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Results of Operations (Unaudited)

Note 23 — Selected Quarterly Results of Operations (Unaudited)

The following are details of the unaudited quarterly results of operations for the three months ended:

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
2025 (*)
Revenue	$1,150,218	$1,144,437	$1,128,203	$1,110,055
Operating income	132,625	202,470	197,735	198,834
Net income attributable to Amdocs Limited	96,327	154,001	163,243	151,133
Basic earnings per share	0.88	1.39	1.46	1.34
Diluted earnings per share	0.88	1.39	1.45	1.33
2024
Revenue	$1,263,882	$1,250,059	$1,245,849	$1,245,199
Operating income	112,674	175,868	155,732	184,334
Net income attributable to Amdocs Limited	86,441	140,289	118,502	147,965
Basic earnings per share	0.76	1.22	1.02	1.27
Diluted earnings per share	0.76	1.21	1.01	1.26